Debt and Bank Credit Agreements and Leases (Detail) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Jul. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Notes 6.875 Percent Due 2012 USD ($)		Dec. 31, 2011 Notes 6.875 Percent Due 2012 USD ($)		Dec. 31, 2012 Notes 5.75 Percent Due 2013 USD ($)		Dec. 31, 2011 Notes 5.75 Percent Due 2013 USD ($)		Dec. 31, 2012 Notes 3.875 Percent Due 2015 USD ($)	Dec. 31, 2012 Notes 3.875 Percent Due 2015 EUR (€)	Dec. 31, 2011 Notes 3.875 Percent Due 2015 USD ($)	Dec. 31, 2012 Notes 1.9 Percent Due 2016 USD ($)		Dec. 31, 2011 Notes 1.9 Percent Due 2016 USD ($)		Dec. 31, 2012 Notes 7.375 Percent Due 2016 USD ($)		Dec. 31, 2011 Notes 7.375 Percent Due 2016 USD ($)		Dec. 31, 2012 Notes 6.875 Percent Due 2017 USD ($)	Dec. 31, 2011 Notes 6.875 Percent Due 2017 USD ($)	Dec. 31, 2012 Notes 6.65 Percent Due 2018 USD ($)	Dec. 31, 2011 Notes 6.65 Percent Due 2018 USD ($)	Dec. 31, 2012 Notes 7.4 Percent Due 2019 USD ($)	Dec. 31, 2011 Notes 7.4 Percent Due 2019 USD ($)	Dec. 31, 2012 Notes 3.6 Percent Due 2020 USD ($)		Dec. 31, 2011 Notes 3.6 Percent Due 2020 USD ($)		Dec. 31, 2012 Non-callable Debentures 9 Percent Due 2021 USD ($)	Dec. 31, 2011 Non-callable Debentures 9 Percent Due 2021 USD ($)	Dec. 31, 2012 Notes 2.70 Percent Due 2022 USD ($)	Jul. 31, 2012 Notes 2.70 Percent Due 2022 USD ($)	Dec. 31, 2011 Notes 2.70 Percent Due 2022 USD ($)	Dec. 31, 2012 Notes 7.70 Percent Due 2038 USD ($)	Dec. 31, 2011 Notes 7.70 Percent Due 2038 USD ($)	Dec. 31, 2012 Notes 5.5 Percent Due 2040 USD ($)		Dec. 31, 2011 Notes 5.5 Percent Due 2040 USD ($)		Dec. 31, 2012 Impact Of Derivatives On Debt USD ($)		Dec. 31, 2011 Impact Of Derivatives On Debt USD ($)		Dec. 31, 2012 Other Non US Debt, Weighted Average 7.0 Percent USD ($)	Dec. 31, 2011 Other Non US Debt, Weighted Average 7.0 Percent USD ($)	Dec. 31, 2012 Interest Rate Swaps USD ($)	Dec. 31, 2011 Interest Rate Swaps USD ($)	Dec. 31, 2012 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage					6.875%				5.75%				3.875%	3.875%		1.90%				7.375%				6.875%		6.65%		7.40%		3.60%				9.00%		2.70%	2.70%		7.70%		5.50%
Long-term debt	$ 3,939	$ 3,939		$ 3,617	$ 0	[1]	$ 71	[1]	$ 600	[1]	$ 600	[1]	$ 395	€ 300	$ 388	$ 249	[1],[2]	$ 248	[1],[2]	$ 146	[1]	$ 146	[1]	$ 74	$ 74	$ 700	$ 700	$ 198	$ 198	$ 495	[2]	$ 495	[2]	$ 149	$ 149	$ 400		$ 0	$ 249	$ 249	$ 248	[2]	$ 248	[2]	$ 31	[1]	$ 42	[1]	$ 5	$ 9
Capital lease obligations	32	32		32
Long-term debt	3,971	3,971		3,649
Less payments due within one year	603	603		75
Long-term debt	3,368	3,368		3,574
Decrease loans receivable with fixed rates of interest due to interest rate swaps																																																			0	445
Weighted average effective interest rate																																																					2.70%	3.10%
Effective interest rates	5.80%	5.80%
Debt instrument, face amount																																					400
Payments for (Proceeds from) Hedge, Financing Activities	121	121
Settlement of forward starting swaps			$ 121

[1]	PPG entered into several interest rate swaps which as of December 31, 2011 had the effect of converting $445 million, of these fixed rate notes to variable rates, based on the three-month London Interbank Offered Rate (LIBOR). There were no interest rate swaps outstanding at December 31, 2012. The fair values of these interest rate swaps were based on Level 2 inputs as described in Note 9. The weighted average effective interest rate for these borrowings, including the effects of the swaps, was 2.7% and 3.1% for the years ended December 31, 2012 and 2011, respectively. Refer to Note 11 for additional information.
[2]	In 2012, the $400 million notes were issued at a discount. Concurrently, PPG settled forward starting swaps with a payment of $121 million. This loss will be amortized to interest expense over the life of the debt. The effective interest rate on the $400 million notes was 5.8% at December 31, 2012.